Notes Payable to Related Parties (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Interest expense on notes to related parties	$ 22,913	$ 23,622	$ 109,863	$ 56,626
Accrued interest	113,103		146,534	68,471
Related Parties [Member]
Interest expense on notes to related parties	$ 56,344	$ 10,200	$ 7,200	$ 17,124